Average Annual Total Returns - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - Fidelity Series 5+ Year Inflation-Protected Bond Index Fund
	Mar. 01, 2023
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(19.04%)
Since Inception	(12.79%)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(21.06%)
Since Inception	(14.59%)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.24%)
Since Inception	(10.38%)
IXW40
Average Annual Return:
Past 1 year	(18.79%)
Since Inception	(12.54%)	[1]

[1]	A From August 13, 2021